Loan Receivables (Details) - USD ($)	Dec. 31, 2025		Aug. 30, 2025	Jul. 30, 2025	May 02, 2025	Dec. 31, 2024		Sep. 26, 2024
Loan Receivables [Line Items]
Loans receivables	$ 5,017,404					$ 1,022,107
Lending – Non-Interest-Bearing [Member]
Loan Receivables [Line Items]
Loans receivables	$ 5,017,404	[1]				$ 1,022,107	[1]	$ 1,022,107
Third Parties [Member] | Lending – Non-Interest-Bearing [Member]
Loan Receivables [Line Items]
Loans receivables			$ 1,072,486	$ 1,429	$ 2,500,000

[1]	On September 26, 2024, the Company entered into a 12-months term loan with third parties for the amounts of $1,022,107 with no interest.